Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real Estate Properties [Line Items]
Real estate properties development completed	$ 830,840,167	$ 500,875,235
Real estate properties under development	2,446,216,486	2,368,747,467	$ 3,449,829,092
Total real estate properties development completed and under development	3,277,056,653	2,869,622,702
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	424,482,379	333,926,609
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	$ 1,729,523,333	$ 1,544,418,492